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                           DRINKER BIDDLE & REATH LLP
                                One Logan Square
                              18th & Cherry Streets
                           Philadelphia, PA 19103-6996
                                 (215) 988-2700



                                  June 30, 2000



VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re: The Glenmede Portfolios (the "Registrant") Registration Nos. 33-46593/811-6578
                           ------------------------------------------
Ladies and Gentlemen:

         On behalf of the Registrant and pursuant to Rule 497(e) of the Securities Act of 1933, as amended, transmitted herewith for filing is a supplement dated June 30, 2000 to the Registrant's Money Market and Bond Portfolios Prospectus dated February 28, 2000.

         If you have any questions about the enclosed, please call me at (215) 988-2699.



                                                           Very truly yours,

                                                           /s/ Nancy P. O'Hara
                                                           -------------------
                                                           Nancy P. O'Hara



Enclosure

cc: Michael P. Malloy

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                             The Glenmede Fund, Inc.
                             The Glenmede Portfolios


                         Supplement dated June 30, 2000
                                       to
                   Money Market and Bond Portfolios Prospectus
                             dated February 28, 2000


         Capitalized terms not defined in this Supplement have the meaning assigned to them in the Prospectus.

         The following replaces the sixth paragraph of the section "Management of the Portfolios-Investment Advisor."

         Stephen Mahoney, Vice President of the Advisor, is primarily responsible for the management of the Core Fixed Income Portfolio. Mr. Mahoney has been employed by the Advisor as a portfolio manager since January 1999. Prior to his employment with the Advisor in 1999, Mr. Mahoney had been a portfolio manager at 1838 Investment Advisors from 1997 to 1999, and an assistant portfolio manager at The Vanguard Group from 1995 to 1997.